iDirect Multi-Strategy Fund, LLC
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025

	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (a)
INVESTMENT FUNDS - 97.20%
EQUITY HEDGE - 12.83%
WMA Systematic Equity Alpha Long/Short Onshore Fund LP	$ 19,005,000	$ 20,137,466	8.37%	7/1/2024	Monthly
WMA US Active Extension Onshore Fund LP	10,250,000	10,731,438	4.46%	6/1/2025	Monthly
TOTAL HEDGE EQUITY	29,255,000	30,868,904	12.83%

MACRO - 15.80%
Brevan Howard Alpha Strategies Fund (Delaware No. 2), L.P.	17,955,000	18,798,666	7.81%	7/1/2024	Monthly
The Campbell Absolute Return Onshore Fund LLC	19,205,000	19,206,383	7.98%	7/1/2024	Monthly
TOTAL MACRO	37,160,000	38,005,049	15.79%

MULTI-STRATEGY - 68.57%
Atlas Enhanced Fund, L.P.	41,180,000	45,349,815	18.85%	7/1/2024	Quarterly
Cross Bay Associates Fund LLC	44,759,000	49,324,451	20.50%	7/1/2025	Quarterly
Point72 Capital, L.P.	28,380,000	33,550,180	13.95%	7/1/2024	Quarterly
Verition Multi-Strategy Fund, LLC	34,565,000	36,738,022	15.26%	7/1/2024	Quarterly
TOTAL MULTI-STRATEGY	148,884,000	164,962,467	68.56%

TOTAL INVESTMENT FUNDS	$ 215,299,000	$ 233,836,421	97.18%

SHORT-TERM INVESTMENTS - 6.10%
Fidelity Government Portfolio Institutional Class, 3.71% (b)	1,705,801	1,705,801	0.71%
Fidelity Treasury Portfolio Class I, 3.66% (b)	12,985,386	12,985,386	5.40%
TOTAL SHORT-TERM INVESTMENTS	$ 14,691,187	$ 14,691,187	6.11%

TOTAL INVESTMENTS - 103.30% (Cost - $229,990,187)		$ 248,527,607
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.30)%		(7,948,965)
NET ASSETS - 100.00%		$ 240,578,642

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.
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